Note 8 - Mineral Property Interests - Mineral Property Acquisition Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance at December 31, 2015	$ 36,050	$ 18,471
Additions	1,388	16,938
Change in estimate of provision for site reclamation and closure (note 11)	(124)	621
Currency translation adjustment	(56)	20
Balance at December 31, 2016	37,258	36,050
Nunavut exploration projects [member]
Statement Line Items [Line Items]
Balance at December 31, 2015	18,725	18,065
Additions	80	39
Change in estimate of provision for site reclamation and closure (note 11)	(124)	621
Currency translation adjustment
Balance at December 31, 2016	18,681	18,725
Homestake Ridge mining property [member]
Statement Line Items [Line Items]
Balance at December 31, 2015	16,060
Additions		16,060
Change in estimate of provision for site reclamation and closure (note 11)
Currency translation adjustment
Balance at December 31, 2016	16,060	16,060
Peruvian exploration projects [member]
Statement Line Items [Line Items]
Balance at December 31, 2015	1,265	406
Additions	1,308	839
Change in estimate of provision for site reclamation and closure (note 11)
Currency translation adjustment	(56)	20
Balance at December 31, 2016	$ 2,517	$ 1,265